Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollars in millions)	2024	2023	2024	2023	2024	2023	2024	2023
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.72%	5.25%	5.15%	4.44%	5.72%	5.25%	5.60%	4.65%
Rate of compensation increase	N/A	N/A	3.83	3.71	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,602)	$(3,527)	$(889)	$(768)	$(92)	$(95)	$(2)	$(2)
Service cost	—	—	(11)	(10)	—	(1)	—	—
Interest cost	(182)	(190)	(39)	(36)	(5)	(5)	—	—
Actuarial gain (loss)	178	(122)	111	(67)	1	(2)	—	(1)
Curtailments	—	—	—	1	—	—	—	—
Benefits paid	235	237	31	26	4	11	—	—
Foreign exchange adjustment	N/A	N/A	28	(35)	N/A	N/A	—	1
Benefit obligation at end of period	(3,371)	(3,602)	(769)	(889)	(92)	(92)	(2)	(2)
Change in fair value of plan assets
Fair value at beginning of period	5,089	4,806	1,052	975	135	116	—	—
Actual return on plan assets	179	501	(29)	43	16	19	—	—
Employer contributions	13	19	9	11	4	11	—	—
Benefit payments	(235)	(237)	(31)	(26)	(4)	(11)	—	—
Foreign exchange adjustment	N/A	N/A	(30)	49	N/A	N/A	—	—
Fair value at end of period	5,046	5,089	971	1,052	151	135	—	—
Funded status at end of period	$1,675	$1,487	$202	$163	$59	$43	$(2)	$(2)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	$1,637	$1,637	$245	$243	$32	$38	$(1)	$(1)
Prior service (credit)	—	—	(1)	(1)	—	(6)	—	—
Total loss (gain) (before tax effects)	$1,637	$1,637	$244	$242	$32	$32	$(1)	$(1)
(a)    The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.
N/A – Not applicable.

Schedule of Net Benefit Costs

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollars in millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,773	$5,757	$5,924	$1,377	$1,358	$1,627	$143	$135	$133	N/A	N/A	N/A
Discount rate	5.25%	5.61%	3.03%	4.44%	4.62%	2.11%	5.25%	5.61%	3.03%	4.65%	4.75%	2.15%
Expected rate of return on plan assets	6.75	6.75	5.375	5.64	6.38	2.40	6.75	6.75	5.375	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	3.74	3.72	3.43	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost:
Service cost	$—	$—	$—	$11	$10	$11	$—	$1	$1	$—	$—	$—
Interest cost	182	190	140	39	36	28	5	5	4	—	—	—
Expected return on assets	(381)	(380)	(312)	(80)	(89)	(35)	(10)	(9)	(7)	—	—	—
Amortization of:
Prior service (credit)	—	—	—	—	—	—	(6)	(7)	(7)	—	—	—
Net actuarial loss (gain)	25	8	69	(4)	(14)	3	(1)	(5)	3	—	—	—
Settlement loss (gain)	—	1	—	—	(1)	—	—	—	—	—	—	—
Curtailment (gain)	—	—	—	—	(1)	—	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(174)	$(181)	$(103)	$(34)	$(59)	$7	$(12)	$(15)	$(6)	$—	$—	$—
N/A – Not applicable.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Changes in other comprehensive (income) loss in 2024	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$24	$(2)	$(7)	$—
Recognition of prior years’ net (loss) gain	(25)	4	1	—
Recognition of prior years’ service credit	—	—	6	—
Foreign exchange adjustment	N/A	N/A	N/A	N/A
Total recognized in other comprehensive (income) loss (before tax effects)	$(1)	$2	$—	$—

Schedule of Net Funded Status

	Domestic		Foreign
(in millions)	2024	2023	2024	2023
Pension benefits:
Prepaid benefit cost	$1,777	$1,599	$258	$219
Accrued benefit cost	(102)	(112)	(56)	(56)
Total pension benefits	$1,675	$1,487	$202	$163
Healthcare benefits:
Accrued benefit cost	$59	$43	$(2)	$(2)
Total healthcare benefits	$59	$43	$(2)	$(2)

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets

Plans with obligations in excess of plan assets	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(in millions)	2024	2023	2024	2023	2024	2023	2024	2023
Projected benefit obligation	$102	$112	$68	$172	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	11	116	N/A	N/A	N/A	N/A
Accumulated benefit obligation	102	112	47	55	$65	$62	$2	$2
Fair value of plan assets	—	—	11	17	—	—	—	—
N/A – Not applicable.

Schedule of Expected Benefit Payments
The following benefit payments for the pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2025	$282	$29
	2026	268	33
	2027	267	36
	2028	265	40
	2029	264	14
	2030-2034	1,269	70
Total pension benefits		$2,615	$222
Healthcare benefits:
Year	2025	$9	$—
	2026	9	—
	2027	9	—
	2028	9	—
	2029	9	—
	2030-2034	41	1
Total healthcare benefits		$86	$1

Schedule of Allocation of Plan Assets
Our pension assets were invested as follows:

Asset allocations	Domestic		Foreign
	2024	2023	2024	2023
Fixed income	59%	62%	75%	74%
Equities	36	34	14	13
Alternative investments	4	3	9	11
Cash	1	1	2	2
Total pension assets	100%	100%	100%	100%

Schedule Of Fair Value Of Plan Assets Valued Using Net Asset Value Per Share Table

Assets valued using NAV at Dec. 31, 2024
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$232	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	67	—	N/A	N/A
Other contracts (c)	20	—	N/A	N/A
Total	$319	$—

Assets valued using NAV at Dec. 31, 2023
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$164	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	83	—	N/A	N/A
Other contracts (c)	36	—	N/A	N/A
Total	$283	$—
(a)Funds of funds includes multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.
(b)Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(c)Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.
N/A – Not applicable.
Defined Benefit Plan, Plan Assets, Category
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2024 and Dec. 31, 2023, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$936	$—	$—	$936
Non-U.S. equity	392	—	—	392
Collective trust funds:
U.S. equity	—	141	—	141
Commingled	—	535	—	535
Fixed income:
U.S. corporate bonds	—	2,456	—	2,456
U.S. Treasury securities	184	—	—	184
State and political subdivisions	—	65	—	65
Non-U.S. government	1	20	—	21
U.S. government agencies	—	33	—	33
Other	—	40	—	40
Exchange-traded funds	7	—	—	7
Total domestic plan assets in the fair value hierarchy	$1,520	$3,290	$—	$4,810
Other assets measured at NAV:
Funds of funds				232
Venture capital and partnership interests				4
Total domestic plan assets, at fair value				$5,046

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$588	$—	$588
Equity funds	—	144	—	144
Sovereign/government obligation funds	—	139	—	139
Cash and currency	17	—	—	17
Total foreign plan assets in the fair value hierarchy	$17	$871	$—	$888
Other assets measured at NAV				83
Total foreign plan assets, at fair value				$971

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$920	$—	$—	$920
Non-U.S. equity	373	—	—	373
Collective trust funds:
U.S. equity	—	116	—	116
Commingled	—	530	—	530
Fixed income:
U.S. corporate bonds	—	2,539	—	2,539
U.S. Treasury securities	233	—	—	233
State and political subdivisions	—	110	—	110
Non-U.S. government	3	27	—	30
U.S. government agencies	—	26	—	26
Other	—	35	—	35
Exchange-traded funds	8	—	—	8
Total domestic plan assets in the fair value hierarchy	$1,537	$3,383	$—	$4,920
Other assets measured at NAV:
Funds of funds				164
Venture capital and partnership interests				5
Total domestic plan assets, at fair value				$5,089

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$659	$—	$659
Equity funds	—	137	—	137
Sovereign/government obligation funds	—	123	—	123
Cash and currency	19	—	—	19
Total foreign plan assets in the fair value hierarchy	$19	$919	$—	$938
Other assets measured at NAV				114
Total foreign plan assets, at fair value				$1,052